[ZixCorp Letterhead]
October 25, 2005
VIA EDGAR and FACSIMILE
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:	Daniel Lee Barbara C. Jacobs Division of Corporation Finance

Re:	Zix Corporation (the “Registrant”) Pre-Effective Amendment No. 2 to Registration Statement on Form S-3 Filed October 25, 2005; File No. 333-127727
Ladies and Gentlemen:
     On behalf of the Registrant, I transmit for electronic filing, in accordance with Regulation S-T and pursuant to the Securities Act of 1933, as amended (the “Act”), the above-referenced registration statement, with exhibits. Pursuant to Rule 461(a) of the Act, the Registrant hereby respectfully requests that the above-referenced registration statement be declared effective at 5:30 p.m. EST on Thursday, October 27, 2005, or as soon as practicable thereafter.
     The Registrant hereby acknowledges that:
•	it is aware of its responsibilities under the Act and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the above-referenced registration statement;

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, the Registrant does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     Upon grant of this request to accelerate effectiveness, please contact the undersigned at (214) 370-2223 to confirm the effectiveness of the above-referenced registration statement.

Respectfully submitted,
/s/ Tanya G. Foreman

Tanya G. Foreman Associate General Counsel